TAXATION (Schedule of Rollforward of Valuation Allowances of Deferred Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Balance as of beginning of year	$ (66,475)	$ (58,039)	$ (55,430)
Additions of valuation allowance	(10,953)	(9,198)	(6,988)
Utilization of deferred tax assets	2,759	1,266	7,231
Foreign currency translation adjustments	1,645	(504)	(2,852)
Balance as of end of year	$ (73,024)	$ (66,475)	$ (58,039)